Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Deferred tax assets Net operating loss carrry forward	$ 16,421	$ 2,571
Total gross deferred tax assets	16,421	2,571
Less - valuation allowance	(16,421)	(2,571)
Net deferred tax assets